Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	IZEA, INC.
Entity Central Index Key	0001495231
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Cash and cash equivalents	$ 190,225	$ 225,277	$ 1,503,105
Accounts receivable, net	614,695	690,575	391,114
Prepaid expenses	312,706	165,736	24,569
Deferred finance costs, net	16,766	0
Other current assets	28,960	38,897	39,104
Total current assets	1,163,352	1,120,485	1,957,892
Other assets:
Property and equipment, net	136,844	152,434	140,918
Intangible assets, net	87,170	108,091	3,795
Security deposits	17,388	21,038	8,340
Total assets	1,404,754	1,402,048	2,110,945
Current liabilities:
Accounts payable	1,373,770	1,080,015	636,864
Accrued payroll	238,412	224,438	81,014
Deferred rent	1,645	10,830	0
Unearned revenue	1,139,355	1,132,794	1,097,466
Compound embedded derivative	124,022	0
Current portion of capital lease obligations	15,992	25,070	18,235
Current portion of notes payable	572,426	0	333,333
Total current liabilities	3,465,622	2,473,147	2,166,912
Capital lease obligations, less current portion	19,463	27,850	10,569
Deferred rent		0	9,220
Warrant liability	4,983	752,486	0
Total liabilities	3,490,068	3,253,483	2,186,701
Stockholders' deficit:
Preferred Stock	0	0
Common Stock	161	97	0
Additional paid-in capital	18,801,888	16,279,252	14,074,956
Accumulated deficit	(20,887,363)	(18,130,784)	(14,152,192)
Total stockholders��� deficit	(2,085,314)	(1,851,435)	(75,756)
Total liabilities and stockholders' deficit	1,404,754	1,402,048	2,110,945
Series A Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	76
Series A-1 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	78
Series A-2 Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		0	1,226
Series A Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
Series B Non-Voting Common Stock [Member]
Stockholders' deficit:
Common Stock		0	50
IZEA, Inc. Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock		$ 0	$ 0

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated amortization on deferred finance costs	$ 11,034	$ 0
Accumulated amortization on intangible assets	38,355	17,434
Allowance for Doubtful Accounts Receivable, Current		$ 10,000	$ 0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	12,500,000	12,500,000	0
Common Stock, shares issued	1,611,230	966,227	0
Common Stock, shares outstanding	1,611,230	966,227	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0	$ 0.0001
Preferred stock, shares authorized		0	2,958,786
Preferred stock, shares issued		0	762,907
Preferred stock, shares outstanding		0	762,907
Preferred stock, liquidation preference		$ 0	$ 1,070,473
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0	$ 0.0001
Preferred stock, shares authorized		0	3,609,326
Preferred stock, shares issued		0	778,307
Preferred stock, shares outstanding		0	778,307
Preferred stock, liquidation preference		$ 0	$ 2,221,992
Series A-2 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0	$ 0.0001
Preferred stock, shares authorized		0	13,099,885
Preferred stock, shares issued		0	12,259,334
Preferred stock, shares outstanding		0	12,259,334
Preferred stock, liquidation preference		$ 0	$ 10,674,017
Series A Common Stock [Member]
Common Stock, par value		$ 0	$ 0.0001
Common Stock, shares authorized		0	24,832,003
Common Stock, shares issued		0	504,270
Common Stock, shares outstanding		0	504,270
Series B Non-Voting Common Stock [Member]
Common Stock, par value		$ 0	$ 0.0001
Common Stock, shares authorized		0	500,000
Common Stock, shares issued		0	500,000
Common Stock, shares outstanding		0	500,000
Izea Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0
Preferred stock, shares authorized	240	240	0
Preferred stock, shares issued	5	230	0
Preferred stock, shares outstanding	5	230	0

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 1,204,018	$ 845,901	$ 2,849,385	$ 1,768,679	$ 4,347,235	$ 3,821,538
Cost of sales	500,490	381,199	1,159,771	822,734	1,951,571	1,819,031
Gross profit	703,528	464,702	1,689,614	945,945	2,395,664	2,002,507
Operating Expenses [Abstract]
General and administrative	1,687,771	934,317	3,471,752	1,896,531	5,859,087	3,319,257
Sales and marketing	604,056	143,953	797,595	311,434	823,365	766,390
Total operating expenses	2,291,827	1,078,270	4,269,347	2,207,965	6,682,452	4,085,647
Operating Income (Loss)	(1,588,299)	(613,568)	(2,579,733)	(1,262,020)	(4,286,788)	(2,083,140)
Nonoperating Income (Expense) [Abstract]
Interest expense	(27,523)	(6,179)	(44,267)	(15,032)	(24,392)	(74,644)
Loss on exchange and change in fair value of derivatives, net	224,021	(29,791)	133,034	(29,791)	(332,484)	0
Other income (expense), net	454	0	455	38	104	25
Total other income (expense)	(251,090)	23,612	(176,846)	14,797	308,196	(74,619)
Net Income (Loss) Attributable to Parent	$ (1,839,389)	$ (589,956)	$ (2,756,579)	$ (1,247,223)	$ (3,978,592)	$ (2,157,759)
Weighted Average Number Of Shares Basic And Diluted Outstanding	1,276,595	524,418	1,121,466	271,683	612,791	645,602
Earnings Per Share, Basic and Diluted	$ (1.44)	$ (1.12)	$ (2.46)	$ (4.59)	$ (6.49)	$ (3.34)

Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series A Common Stock [Member]	Series B Non-Voting Common Stock [Member]	IZEA, Inc. Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance, value at Dec. 31, 2009	$ (2,030,969)	$ 76	$ 78	$ 0	$ 50	$ 50	$ 0	$ 0	$ 9,963,210	$ (11,994,433)
Beginning balance (in shares) at Dec. 31, 2009		762,907	778,307	0	503,436	500,000	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues				7,537,771
Conversion of preferred stock (in shares)				4,721,563
Conversion of preferred stock, value	1,444,800			472					1,444,328
Exercise of stock options, (in shares)					834
Exercise of stock options, value	918				0				918
Proceeds from Issuance of Preferred Stock and Preference Stock	2,659,554			754					2,658,800
Stock-based compensation expense	7,700								7,700
Net loss	(2,157,759)									(2,157,759)
Ending balance, value at Dec. 31, 2010	(75,756)	76	78	1,226	50	50	0	0	14,074,956	(14,152,192)
Ending balance (in shares) at Dec. 31, 2010		762,907	778,307	12,259,334	504,270	500,000	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock, value	0
Exercise of stock options, (in shares)					13,497			683
Exercise of stock options, value	1,766				0				1,766
Reverse merger and recapitalization (in shares)		(762,907)	(778,307)	(12,259,334)	(517,767)	(500,000)		875,000
Reverse merger and recapitalization, value	0	(76)	(78)	(1,226)	(50)	(50)		88	1,392
Sale of common and preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature (in shares)							230	78,030
Sale of common and preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature, value	3,043,407						0	8	3,043,399
Fair value of warrants issued in offering	(1,083,210)								(1,083,210)
Rounding (in shares)								14
Stock-based compensation shares issued in exchange for services (in shares)								12,500
Stock-based compensation shares issued in exchange for services, value	165,000							1	164,999
Stock-based compensation expense	75,950								75,950
Net loss	(3,978,592)									(3,978,592)
Ending balance, value at Dec. 31, 2011	(1,851,435)	0	0	0	0	0	0	97	16,279,252	(18,130,784)
Ending balance (in shares) at Dec. 31, 2011		0	0	0	0	0	230	966,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues								274,224
Sale of common stock, value	1,221,858							27	1,221,831
Conversion of preferred stock (in shares)							(225)	170,455
Conversion of preferred stock, value	0							17	(17)
Exchange of warrants for common stock (in shares)								123,052
Exchange of warrants, value	784,291							12	784,279
Exercise of stock options, (in shares)								551
Exercise of stock options, value	1,099							1	1,098
Stock issued for payment of services (in shares)								76,721
Stock issued for payment of services, value	396,468							7	396,461
Stock-based compensation	118,984								118,984
Net loss	(2,756,579)									(2,756,579)
Ending balance, value at Jun. 30, 2012	$ (2,085,314)						$ 0	$ 161	$ 18,801,888	$ (20,887,363)
Ending balance (in shares) at Jun. 30, 2012							5	1,611,230

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,756,579)	$ (1,247,223)	$ (3,978,592)	$ (2,157,759)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	56,554	20,724	63,143	88,901
Stock-based compensation	118,984	16,000	240,950	7,700
Stock issued for payment of services	225,473	0
Provision for losses on accounts receivable			10,000	0
Loss on disposal of equipment			0	359
Loss on exchange and change in fair value of derivatives, net	133,034	(29,791)	(332,484)	0
Cash provided by (used for):
Accounts receivable, net	75,880	1,980	(309,461)	(84,083)
Prepaid expenses and other current assets	33,962	(1,195,961)	(140,960)	(39,629)
Accounts payable	293,755	41,216	393,394	292,884
Accrued payroll	42,676	23,170	143,424	26,138
Unearned revenue	6,561	131,490	(6,725)	(23,152)
Deferred rent	(9,185)	(5,270)	1,610	(37,627)
Net cash used for operating activities	(1,778,885)	(2,243,665)	(3,915,701)	(1,926,268)
Cash flows from investing activities:
Purchase of property and equipment	(9,009)	0	(3,051)	(11,804)
Purchase of intangible asset			(31,955)	0
Security deposits	3,650	0	(12,698)	7,250
Net cash used for investing activities	(5,359)	0	(47,704)	(4,554)
Cash flows from financing activities:
Proceeds from issuance of series A2 preferred stock			0	2,659,554
Proceeds from issuance of convertible notes payable			0	600,000
Proceeds from issuance of notes payable, net	543,700	500,000	500,000	0
Proceeds from issuance of common and preferred stock and warrants, net	1,221,858	2,507,473	2,543,407	0
Proceeds from exercise of stock options	1,099	405	1,766	918
Payments on notes payable and capital leases	(17,465)	(175,330)	(359,596)	(341,991)
Net cash provided by financing activities	1,749,192	2,832,548	2,685,577	2,918,481
Net (decrease) increase in cash and cash equivalents	(35,052)	588,883	(1,277,828)	987,659
Cash and cash equivalents, beginning of year	225,277	1,503,105	1,503,105	515,446
Cash and cash equivalents, end of period	190,225	2,091,988	225,277	1,503,105
Supplemental cash flow information:
Cash paid during year for interest	4,532	12,023	22,894	42,179
Non-cash financing and investing activities:
Fair value of compound embedded derivative in promissory note	27,776	0
Value of common stock issued for deferred finance costs and future services	170,995	0
Acquisition of assets through capital lease			50,379	37,461
Series A2 Preferred Stock issued for conversion of notes payable plus accrued interest	0		0	1,444,800
Promissory note exchanged in financing arrangement	0	500,000	500,000	0
Fair value of warrants issued	0	1,067,210	1,084,970	0
Liabilities assumed in customer list acquisition			$ 91,810	$ 0

Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information
The accompanying consolidated balance sheet as of June 30, 2012, the consolidated statements of operations for the three and six months ended June 30, 2012 and 2011, the consolidated statement of stockholders' deficit for the six months ended June 30, 2012 and the consolidated statements of cash flows for the six months ended June 30, 2012 and 2011 are unaudited but include all adjustments that are, in the opinion of management, necessary for a fair presentation of our financial position at such dates and our results of operations and cash flows for the periods then ended in conformity with U.S. generally accepted accounting principles (“US GAAP”). The consolidated balance sheet as of December 31, 2011 has been derived from the audited consolidated financial statements at that date but, in accordance with the rules and regulations of the United States Securities and Exchange Commission ("SEC"), does not include all of the information and notes required by US GAAP for complete financial statements. Operating results for the six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the entire fiscal year. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2011 included in the Company's Annual Report on Form 10-K filed with the SEC on March 28, 2012.

Nature of Business and Reverse Merger and Recapitalization
IZEA, Inc. (the "Company"), formerly known as IZEA Holdings, Inc. and before that, Rapid Holdings, Inc., was incorporated in Nevada on March 22, 2010.  On May 12, 2011, the Company completed a share exchange pursuant to which it acquired all of the capital stock of IZEA Innovations, Inc. ("IZEA"), which became its wholly owned subsidiary.  IZEA was incorporated in the state of Florida in February 2006 and was later reincorporated in the state of Delaware in September 2006 and changed its name to IZEA, Inc. from PayPerPost, Inc. on November 2, 2007. In connection with the share exchange, the Company discontinued its former business and continued the social media sponsorship business of IZEA as its sole line of business. On November 23, 2011, the Company changed its name from "IZEA Holdings, Inc." to "IZEA, Inc." and the name of its subsidiary changed from "IZEA, Inc." to "IZEA Innovations, Inc." (collectively, the "Company"). The Company's headquarters are in Orlando, FL.

The share exchange was accounted for as a reverse-merger and recapitalization where IZEA was the acquirer for accounting purposes and IZEA, Inc. was the acquired company.  Accordingly, IZEA's historical financial statements for periods prior to the acquisition have become the Company's retroactively restated for, and giving effect to, the number of shares received in the share exchange.  The assets, liabilities and accumulated earnings, along with operations, reported in the financial statements prior to the share exchange are those of IZEA and are recorded at the historical cost basis.

The Company is a leading company in the growing social media sponsorship ("SMS") segment of social media, operating multiple marketplaces that include its premier platforms SocialSpark, SponsoredTweets and WeReward, as well as its legacy platforms PayPerPost and InPostLinks. The Company recently launched a new SMS platform called Staree and a display advertising network to use within its platforms called IZEAMedia. SMS is when a company compensates a social media publisher to share sponsored content within their social network. The Company's premier platforms are the focus of its current business for which it is actively developing new features. The Company generates its primary revenue through the sale of SMS to the Company's advertisers. The Company fulfills the SMS transaction through its marketplace platforms by connecting its social media publishers such as bloggers, tweeters and mobile application users with its advertisers.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock was decreased from 500,000,000 shares to 12,500,000 shares. All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after May 12, 2011 reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.

Principles of Consolidation
The consolidated financial statements include the accounts of IZEA, Inc. as of the date of the reverse merger, and its wholly owned subsidiary, IZEA Innovations, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The opinion of the Company's independent registered public accounting firm on the audited financial statements as of and for the year ended December 31, 2011 contains an explanatory paragraph regarding substantial doubt about the Company's ability to continue as a going concern.

The Company has incurred significant losses from operations since inception and has an accumulated deficit of $20,887,363 as of June 30, 2012.  Net losses for the six months ended June 30, 2012 and for the year ended December 31, 2011 were $2,756,579 and $3,978,592, respectively. The Company's ability to continue as a going concern is dependent upon raising capital from financing transactions. The Company’s financial statements have been prepared on the basis that it is a going concern, which assumes continuity of operations and the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments that might result if the Company was forced to discontinue its operations.

Management is in the process of registering shares of the Company's common stock for a public offering pursuant to a registration statement filed with the SEC to raise gross proceeds of at least $5,000,000 in order to meet the needs of the Company's operations and future growth plans. Other financing transactions may include the issuance of equity or debt securities, obtaining credit facilities, or other financing mechanisms. However, the trading price of the Company's common stock and a downturn in the U.S. equity and debt markets could make it more difficult to complete a public offering or obtain financing through the issuance of equity or debt securities. Even if the Company is able to raise funds in financing transactions, it is possible that the Company could incur unexpected costs and expenses, fail to collect significant amounts owed to the Company, or experience unexpected cash requirements that would force the Company to seek alternative financing. Furthermore, if the Company issues additional equity or debt securities, stockholders may experience additional dilution or the new equity securities may have rights, preferences or privileges senior to those of existing holders of the Company's common stock.

There can be no assurance that the Company will be successful in its public offering or in any other financing or that the terms of any such financing transactions will not result in the issuance, or potential issuance, of a significant amount of equity securities that will cause substantial dilution to the Company's stockholders. The inability to obtain additional capital may restrict the Company's ability to grow and may reduce its ability to continue to conduct business operations. If the Company is unable to obtain additional financing, it may have to curtail its marketing and development plans and possibly cease operations.

Cash and Cash Equivalents
For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Concentration of Credit Risk
Accounts receivable are customer obligations due under normal trade terms. Uncollectability of accounts receivable is not significant since most customers are bound by contract and are required to fund the Company for all the costs of an “opportunity”, defined as an order created by an advertiser for a publisher to write about the advertiser’s product. If a portion of the account balance is deemed uncollectible, the Company will either write-off the amount owed or provide a reserve based on the uncollectible portion of the account. Management determines the collectability of accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company has recorded a reserve for doubtful accounts of $10,000 as of June 30, 2012 and December 31, 2011. Management believes that this estimate is reasonable, but there can be no assurance that the estimate will not change as a result of a change in economic conditions or business conditions within the industry, the individual customers or the Company. Any adjustments to this account are reflected in the consolidated statements of operations as a general and administrative expense.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable. At June 30, 2012, two customers, each of which accounted for more than 10% of the Company’s accounts receivable, accounted for 40% of total accounts receivable in aggregate. At December 31, 2011, the Company had two different customers which accounted for 32% of total accounts receivable in aggregate.
The Company had one customer that accounted for 10.5% of its revenue during the six months ended June 30, 2012. There were no customers that accounted for more than 10% of revenue during the three and six months ended June 30, 2011 and during the three months ended June 30, 2012.

Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years
Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Revenue Recognition
The Company derives its revenue from three sources: revenue from an advertiser for the use of the Company's network of social media publishers to fulfill advertiser sponsor requests for a blog post, tweet, click, purchase, or action ("Sponsored Revenue"), revenue from the posting of targeted display advertising ("Media Revenue") and revenue derived from various service fees charged to advertisers and publishers ("Service Fee Revenue"). Service fees to advertisers include fees charged for management of advertising campaigns through the Company's platforms and inactivity fees for dormant accounts. Service fees to publishers include upgrade account fees for obtaining greater visibility to advertisers in advertiser searches in the Company's platforms, early cash out fees and inactivity fees for dormant accounts. Media Revenue is generated when the Company's publishers to place targeted display advertising in blogs. Sponsored revenue is recognized and considered earned after an advertiser's opportunity is posted on the Company's websites and their request was completed and content listed, as applicable, by the Company's publishers for a requisite period of time. The requisite period ranges from 3 days for an action or tweet to 30 days for a blog. Customers may prepay for services by placing a deposit in their account with the Company.  In these cases, the deposits are recorded as unearned revenue until earned as described above. Service fees are recognized upon completion of the management of an advertiser's campaign or immediately when the maintenance or enhancement service is performed for an advertiser or publisher.   All of the Company's revenue is generated through the rendering of services and is recognized under the general guidelines of SAB Topic 13 A.1 which states that revenue will be recognized when it is realized or realizable and earned. The Company considers its revenue as generally realized or realizable and earned once i) persuasive evidence of an arrangement exists, ii) services have been rendered, iii) the price to the advertiser or customer is fixed (required to be paid at a set amount that is not subject to refund or adjustment) and determinable, and iv) collectability is reasonably assured. The Company records revenue on the gross amount earned since it generally is the primary obligor in the arrangement, establishes the pricing and determines the service specifications.

Advertising Costs
Advertising costs are charged to expense as they are incurred, including payments to contact creators to promote the Company.  Advertising expense charged to operations for the three months ended June 30, 2012 and 2011 were approximately $237,000 and $92,000, respectively. Advertising expense charged to operations for the six months ended June 30, 2012 and 2011 were approximately $331,000 and $220,000, respectively. Advertising costs are included in sales and marketing expense in the accompanying consolidated statements of operations.

Deferred Rent
The Company’s operating lease for its office facilities contains predetermined fixed increases of the base rental rate during the lease term which is being recognized as rental expense on a straight-line basis over the lease term. The Company records the difference between the amounts charged to operations and amounts payable under the lease as deferred rent in the accompanying consolidated balance sheets.

Income Taxes
The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2008 through 2011.

Convertible Preferred Stock
The Company accounts for its convertible preferred stock under the provisions of Accounting Standards Codification ("ASC") on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. The ASC requires an issuer to classify a financial instrument that is within the scope of the ASC as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company determined that IZEA's preferred stock outstanding prior to May 12, 2011 did not meet the criteria requiring liability classification as its obligation to redeem these instruments was not based on an event certain to occur. The Series A Convertible Preferred Stock of the Company issued in May 2011 does not have a redemption feature. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Beneficial Conversion and Warrant Valuation
The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt and equity instruments that have conversion features at fixed rates that are in-the-money when issued, and the fair value of warrants issued in connection with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants, based on their relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature. The discounts recorded in connection with the BCF and warrant valuation are recognized a) for convertible debt as interest expense over the term of the debt, using the effective interest method or b) for convertible preferred stock as dividends at the time the stock first becomes convertible.

Fair Value of Financial Instruments
The Company’s financial instruments are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

•	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.

•	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

•	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The Company does not have any Level 1 or 2 financial assets or liabilities. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability and its compound embedded derivative as of June 30, 2012 (see Note 3).

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, accounts payable and accrued expenses. The fair value of the Company’s notes payable and capital lease obligations approximate their carrying value based upon current rates available to the Company.

Stock-Based Compensation
Stock-based compensation cost related to stock options granted under the 2007 Equity Incentive Plan and the May 2011 and August 2011 Plans (together the "2011 Equity Incentive Plans") (see Note 4) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following assumptions for options granted under the 2007 and the 2011 Equity Incentive Plans during the three and six months ended June 30, 2012 and 2011:

	Three Months Ended		Six Months Ended
2007 Equity Incentive Plan Assumptions	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Expected term	n/a	5 years	n/a	5 years
Weighted average volatility	n/a	55.08%	n/a	54.96%
Weighted average risk free interest rate	n/a	1.89%	n/a	2.36%
Expected dividends	n/a	—	n/a	—

	Three Months Ended		Six Months Ended
2011 Equity Incentive Plan Assumptions	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Expected term	5 years	5 years	5 years	5 years
Weighted average volatility	54.93%	55.08%	54.93%	55.08%
Weighted average risk free interest rate	0.76%	1.88%	0.76%	1.88%
Expected dividends	—	—	—	—

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods.    Current average expected forfeiture rates were 50.21% during the three and six months ended June 30, 2012 and 2011.

Non-Employee Stock-Based Compensation
The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505, “Equity-Based Payments to Non-Employees” (formerly EITF 96-18, “Accounting for Equity Instruments That are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services,” and EITF 00-18 “Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other Than Employees." The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable.

Segment Information
The Company does not identify separate operating segments for management reporting purposes. The results of operations are the basis on which management evaluates operations and makes business decisions.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective.  Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

Reclassifications
Certain items have been reclassified in the 2011 financial statements to conform to the 2012 presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
IZEA, Inc., (the "Company") formerly known as IZEA Holdings, Inc. and before that, Rapid Holdings, Inc., was incorporated in Nevada on March 22, 2010.  On May 12, 2011, the Company completed a share exchange pursuant to which it acquired all of the capital stock of IZEA Innovations, Inc. ("IZEA") which became its wholly owned subsidiary.  IZEA was incorporated in the state of Florida in February 2006 and was later reincorporated in the state of Delaware in September 2006 and changed its name to IZEA, Inc. from PayPerPost, Inc. on November 2, 2007. In connection with the share exchange, the Company discontinued its former business and continued the social media sponsorship business of IZEA as its sole line of business. On November 23, 2011, the Company changed its name from "IZEA Holdings, Inc." to "IZEA, Inc." and the name of its subsidiary, IZEA, changed from "IZEA, Inc." to "IZEA Innovations, Inc." (collectively the "Company"). The Company headquarters are in Orlando, FL.

The share exchange was accounted for as a reverse-merger and recapitalization where IZEA is the acquirer for accounting purposes and IZEA, Inc. is the acquired company.  Accordingly, IZEA's historical financial statements for periods prior to the acquisition have become the Company's retroactively restated for, and giving effect to, the number of shares received in the share exchange.  The assets, liabilities and accumulated earnings, along with operations, reported in the financial statements prior to the share exchange are those of IZEA and are recorded at the historical cost basis.

The Company believes it is a world leader in social media sponsorships ("SMS"), a rapidly growing segment within social media where a company compensates a social media publisher to share sponsored content within their social network.  The Company accomplishes this by operating multiple marketplaces that include its premier platforms SocialSpark, SponsoredTweets and WeReward, as well as its legacy platforms PayPerPost and InPostLinks. The Company's advertisers include a wide range of small and large businesses, including Fortune 500 companies, as well as advertising agencies. The Company generates its primary revenue through the sale of SMS to its advertisers.  The Company fulfills the SMS through its marketplace platforms by connecting its social media publishers such as bloggers, tweeters and mobile application users with its advertisers.

Principles of Consolidation
The consolidated financial statements include the accounts of the IZEA, Inc. as of the date of the reverse merger, and its wholly owned subsidiary, IZEA Innovations, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The opinion of the Company's independent registered public accounting firm on the audited financial statements as of and for the year ended December 31, 2011 contains an explanatory paragraph regarding substantial doubt about the Company's ability to continue as a going concern.

The Company has incurred significant losses from operations since inception and has an accumulated deficit of $18,130,784 as of December 31, 2011.  Losses for the years ended December 31, 2011 and 2010 were $3,978,592 and $2,157,759, respectively. The Company's ability to continue as a going concern is dependent upon raising capital from financing transactions. The Company’s financial statements have been prepared on the basis that it is a going concern, which assumes continuity of operations and the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments that might result if the Company was forced to discontinue its operations.

Management is currently in negotiations with several investors to secure sufficient capital through financing transactions to meet the needs of its operations and future growth plans. Financing transactions may include the issuance of equity or debt securities, obtaining credit facilities, or other financing mechanisms. However, the trading price of the Company's common stock and a downturn in the U.S. equity and debt markets could make it more difficult to obtain financing through the issuance of equity or debt securities. Even if the Company is able to raise funds in financing transactions, it is possible that the Company could incur unexpected costs and expenses, fail to collect significant amounts owed to the Company, or experience unexpected cash requirements that would force the Company to seek alternative financing. Furthermore, if the Company issues additional equity or debt securities, stockholders may experience additional dilution or the new equity securities may have rights, preferences or privileges senior to those of existing holders of the Company's common stock.

There can be no assurance that the Company will be successful in its negotiations to secure additional financing or that the terms of any such financing transactions will not result in the issuance, or potential issuance, of a significant amount of equity securities that will cause substantial dilution to the Company's stockholders. The inability to obtain additional capital may restrict the Company's ability to grow and may reduce its ability to continue to conduct business operations. If the Company is unable to obtain additional financing, it may have to curtail its marketing and development plans and possibly cease operations.
Cash and Cash Equivalents and Concentration
For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances. All non-interest bearing cash balances were fully insured at December 31, 2011 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and the Company's non-interest bearing cash balances may again exceed federally insured limits. The Company did not have any interest-bearing amounts on deposit in excess of federally insured limits at December 31, 2011.

Accounts Receivable and Concentration of Credit Risk
Accounts receivable are customer obligations due under normal trade terms. Uncollectability of accounts receivable is not significant since most customers are bound by contract and are required to fund the Company for all the costs of an “opportunity”, defined as an order created by an advertiser for a publisher to write about the advertiser’s product. If a portion of the account balance is deemed uncollectible, the Company will either write-off the amount owed or provide a reserve based on the uncollectible portion of the account. Management determines the collectability of accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company has recorded a reserve for doubtful accounts of $10,000 and $0 as of December 31, 2011 and 2010, respectively. Management believes that this estimate is reasonable, but there can be no assurance that the estimate will not change as a result of a change in economic conditions or business conditions within the industry, the individual customers or the Company. Any adjustments to this account are reflected in the statements of operations as a general and administrative expense.

Concentrations of credit risk with respect to accounts receivable are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable. At December 31, 2011, two customers, each of whom accounted for more than 10% of the Company’s accounts receivable, accounted for 27% of total accounts receivable in aggregate. At December 31, 2010, four customers, each of whom accounted for more than 10% of the Company’s accounts receivable, accounted for 49% of total accounts receivable in aggregate.

Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Equipment	3 years
Furniture and fixtures	5 - 10 years
Software	3 years
Leasehold improvements	3 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported as other income or expense.

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Revenue Recognition
Revenue consists of sponsored revenue (such as revenue per blog post, per tweet, per click, per purchase, or per action) from an advertiser and service fees charged to advertisers and publishers. Service fees to advertisers include fees charged for management of advertising campaigns through the Company's platforms and inactivity fees for dormant accounts. Service fees to publishers include upgrade account fees for obtaining greater visibility to advertisers in advertiser searches in the Company's platforms, early cash out fees and inactivity fees for dormant accounts. Sponsored revenue is recognized and considered earned after an advertiser's opportunity is posted on the Company's websites and their request was completed and content listed, as applicable, by the Company's publishers for a requisite period of time. The requisite period ranges from 3 days for an action or tweet to 30 days for a blog. Customers may prepay for services by placing a deposit in their account with us.  In these cases, the deposits are recorded as unearned revenue until earned as described above. Service fees are recognized upon completion of the management of an advertiser's campaign or immediately when the maintenance or enhancement service is performed for an advertiser or publisher.   All of the Company's revenue is generated through the rendering of services and is recognized under the general guidelines of SAB Topic 13 A.1 which states that revenue will be recognized when it is realized or realizable and earned. The Company considers its revenue as generally realized or realizable and earned once i) persuasive evidence of an arrangement exists, ii) services have been rendered, iii) the price to the advertiser or customer is fixed (required to be paid at a set amount that is not subject to refund or adjustment) and determinable, and iv) collectability is reasonably assured. The Company records revenue on the gross amount earned since it generally is the primary obligor in the arrangement, establishes the pricing and determines the service specifications.
Advertising Costs
Advertising costs are charged to expense as they are incurred, including payments to contact creators to promote the Company.  Advertising expense charged to operations for the years ended December 31, 2011 and 2010 were approximately $511,000 and $458,000, respectively, and are included in sales and marketing expense in the accompanying Statements of Operations.

Deferred Rent
The Company’s operating lease for its office facilities contains predetermined fixed increases of the base rental rate during the lease term which is being recognized as rental expense on a straight-line basis over the lease term. The Company records the difference between the amounts charged to operations and amounts payable under the lease as deferred rent in the accompanying balance sheets.

Income Taxes
The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s remaining open tax years subject to examination by the Internal Revenue Service include the years ended December 31, 2008 through 2010.

Preferred Stock
The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company determined that IZEA's preferred stock outstanding prior to May 12, 2011 did not meet the criteria requiring liability classification as its obligation to redeem these instruments was not based on an event certain to occur. The Series A Preferred Stock of the Company issued in May 2011 does not have a redemption feature. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Beneficial Conversion and Warrant Valuation
The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt and equity instruments that have conversion features at fixed rates that are in-the-money when issued, and the fair value of warrants issued in connection with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants, based on their relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature. The discounts recorded in connection with the BCF and warrant valuation are recognized a) for convertible debt as interest expense over the term of the debt, using the effective interest method or b) for preferred stock as dividends at the time the stock first becomes convertible.

Fair Value of Financial Instruments
The Company’s financial instruments are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

•	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.

•	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

•	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2011. The Company uses the market approach to measure fair value of its Level 1 financial assets, which include cash equivalents of $5 and $1,163,062 at December 31, 2011 and December 31, 2010, respectively. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The Company does not have any Level 2 financial assets or liabilities. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of December 31, 2011 (see Note 5).

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, accounts payable and accrued expenses. The fair value of the Company’s notes payable and capital lease obligations approximate their carrying value based upon current rates available to the Company.

Stock-Based Compensation
Stock-based compensation cost related to stock options granted under the 2007 and May 2011 Equity Incentive Plan – see Note 9) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies which are publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following assumptions for options granted under the 2007 and the 2011 Equity Incentive Plans during the years ended December 31, 2011 and 2010:

	Years Ended
2007 Equity Incentive Plan Assumptions	December 31, 2011	December 31, 2010
Expected term	5 years	5 years
Weighted average volatility	54.96%	59.55%
Weighted average risk free interest rate	2.36%	2.65%
Expected dividends	0	0

	Years Ended
2011 Equity Incentive Plan Assumptions	December 31, 2011	December 31, 2010
Expected term	5 years	n/a
Weighted average volatility	55.05%	n/a
Weighted average risk free interest rate	1.84%	n/a
Expected dividends	0	n/a

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods.    Current average expected forfeiture rates were 50.21% and 48.42% during the years ended December 31, 2011 and 2010, respectively.

Non-employee Stock-Based Compensation
The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of EITF 96-18, “Accounting for Equity Instruments That are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services,” now ASC 505 and EITF 00-18 “Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other Than Employees,” now ASC 505. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable.

Segment Information
The Company does not identify separate operating segments for management reporting purposes. The results of operations are the basis on which management evaluates operations and makes business decisions.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective.  Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

Reclassifications
Certain items have been reclassified in the 2010 financial statements to conform to the 2011 presentation.

Property & Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Furniture and fixtures	$144,512	$144,512
Office equipment	23,400	54,544
Computer equipment	111,339	519,616
Computer software	12,292	12,292
Leasehold improvements	35,950	35,950
Total	327,493	766,914
Less accumulated depreciation and amortization	(175,059)	(625,996)
Property and equipment, net	$152,434	$140,918

Computer equipment includes items under capital leases totaling $87,840 and $37,461 as of December 31, 2011 and 2010, respectively. Accumulated amortization relating to equipment under capital leases recorded in general and administrative expense in the accompanying statements of operations totaled $25,728 and $6,244 as of December 31, 2011 and 2010, respectively. Depreciation and amortization expense on property and equipment recorded in general and administrative expense in the accompanying statements of operations was $41,915 and $85,106 for the years ended December 31, 2011 and 2010, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

Loan Acquisition Costs
In conjunction with the note payable issued during 2008 (see Note 4), the Company incurred $12,650 in legal costs. These costs were capitalized as loan costs and were amortized over the term of the debt using the effective interest method. Amortization of loan costs included in interest expense in the accompanying statements of operations was $3,795 in each of the years ended December 31, 2011 and 2010. The loan costs were fully amortized as of December 31, 2011.

Customer List Acquisition Costs
In July 2011, we acquired a network of customers that included approximately 12,000 advertisers and 20,000 Twitter publishers in 143 countries from Magpie & Friends Ltd., a private limited company organized under the laws in England and Wales. We recorded total costs of $125,525 for the purchase of these customers including the issuance of warrants to acquire 250 shares of common stock valued at $1,760. These costs are being amortized equally over their estimated useful life of three years. Amortization of asset costs included in general and administrative expense in the accompanying statements of operations was $17,434 for the year ended December 31, 2011. Future amortization costs are estimated to be $41,842 in 2012 and 2013, and $24,407 in 2014.

Net intangible assets consists of the following:

	December 31, 2011	December 31, 2010
Loan acquisition costs	$—	$12,650
Customer lists	125,525	—
Total	125,525	12,650
Less accumulated amortization	(17,434)	(8,855)
Intangible assets, net	$108,091	$3,795

Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE

On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 with an original issuance discount of $50,000, plus $3,500 in lender fees to two of its existing shareholders.  In connection with the note, the Company incurred expenses of $21,800 for legal and other fees. Accordingly, net cash proceeds from the note amounted to $474,700. Unless earlier converted, exchanged or prepaid, the note matures on February 2, 2013. The note may be prepaid by the Company at any time. The obligations under the note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. The holders may convert the outstanding principal amount of the note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. The Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the note. Until such time that the note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend. The carrying value of this $550,000 note, inclusive of interest amortization as of June 30, 2012, was $510,693.

On May 4, 2012, the Company issued a 30-day promissory note to two of its existing shareholders in the principal amount of $75,000 incurring $6,000 in expenses for legal fees which resulted in net proceeds of $69,000. In June 2012, the note was extended until December 4, 2012 and the parties agreed that the noteholders could convert the note at any time on or before the maturity date into shares of common stock at a conversion price equal to the lower of (i) $5.00 per share or (ii) 90% of the then market price based on a volume weighted average price per share of the Company's common stock as quoted on Bloomberg for the ten trading days prior to the conversion date. The note bears interest at a rate of 8% per annum with a default rate of 18% per annum. The note automatically will convert into shares of the Company's common stock if the Company completes a public offering of its securities for gross proceeds of not less than $10,000,000. The carrying value of this $75,000 note, inclusive of interest amortization as of June 30, 2012, was $61,733.

Proceeds from the note financings were allocated first to the embedded conversion option (see Note 3) that required bifurcation and recognition as a liability at fair value and then to the carrying value of the notes. The carrying value of the notes is subject to amortization, through charges to interest expense, over the term to maturity using the effective interest method. During the three and six months ended June 30, 2012, interest expense on the notes amounted to $18,331 and $28,702, respectively. Direct finance costs allocated to the embedded derivatives were expensed in full upon issuance of the notes. Direct finance costs allocated to the notes are subject to amortization, through charges to interest expense, using the effective interest method. During the three and six months ended June 30, 2012, interest expense related to the amortization of finance costs amounted to $7,141 and $11,034, respectively.

NOTES PAYABLE

Note Payable – Bank
On July 15, 2008, IZEA entered into a $1,000,000 Loan and Security Agreement (“Note Payable”) with Silicon Valley Bank, with an interest rate of 8% per annum, payable monthly.  Interest only was payable through December 31, 2008.  Repayment of principal was due in thirty-six consecutive equal monthly installments, or approximately $333,333 per year, beginning in January 2009 through December 31, 2011. The Note Payable was secured by all assets of IZEA until it was paid in full in December 2011. The principal balance outstanding on the Note Payable was $333,333 at December 31, 2010.

In conjunction with the issuance of the Note Payable, IZEA also issued initial warrants to purchase 2,216 shares of Series A common stock, immediately exercisable, at an exercise price of $0.2039 per share. Per the terms of the Note Payable, IZEA also issued 1,108 additional warrants, containing similar terms as the initial warrants, for a total of 3,324 warrants issued under the Note Payable. The fair value associated with the warrants was not recorded since the amount was insignificant to the financial statements. The warrants expire on July 15, 2015 and automatically convert to common stock on this date if the fair market value of the Company’s common stock is greater than the warrant exercise price. Upon closing of the exchange on May 12, 2011 (see Note 7), the Company assumed these outstanding warrants of IZEA and authorized the issuance of replacement warrants to purchase 84 shares of its common stock at an exercise price of $8.16 per share.

Bridge Notes
On May 11, 2011, IZEA sold an aggregate $500,000 principal amount of 6% secured promissory notes (“Bridge Notes”) in a private placement transaction. The purchasers of Bridge Notes paid an aggregate gross purchase price of $500,000 for such Bridge Notes. The Bridge Notes were paid in full through their exchange into 50 Units in the May 2011 Offering as described in Note 8.

Convertible Notes Payable – Related Parties
On September 23, 2009, February 25, 2010 and April 16, 2010, the Company issued unsecured convertible promissory notes (“Convertible Notes”) with the Company’s current preferred stockholders to fund operations until alternative financing could be closed.  Proceeds under the Convertible Notes totaled $798,561, $300,000 and $300,000, respectively, for a total of $1,398,561. The Convertible Notes were senior to all obligations other than the debt owed to Silicon Valley Bank, and accrued interest at the rate of 8% per annum.  The principal and accrued interest were to automatically convert upon closing of an additional round of funding into shares of Series A-2 preferred stock, with the number of shares equal to the amount being converted divided by 85% of the price per share of the additional funding round.

In May 2010, all of the holders of the Convertible Notes automatically converted their $1,444,800 notes payable (including accrued interest) into 4,721,563 shares of the Company’s newly created Series A-2 Preferred Stock in connection with the sale of Series A-2 Preferred Stock (see Note 7).

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company entered into financing transactions during 2011 and the six months ended June 30, 2012 that gave rise to derivative liabilities. These financial instruments are carried as derivative liabilities, at fair value, in the Company's financial statements. Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change. Accordingly, all income and expense amounts discussed below are reflected in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants and convertible promissory notes for the six months ended June 30, 2012.

	Linked Common Shares to Derivative Warrants	Warrant Liability	Linked Common Shares to Promissory Notes	Compound Embedded Derivatives
Beginning balance, December 31, 2011	154,132	$752,486	—	$—
Issuance of promissory note with compound embedded derivative - February 3, 2012	—	—	23,416	12,151
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	—	—	26,042	15,625
Exchange of warrants for common stock	(123,052)	(19,778)	—	—
Change in fair value of derivatives	—	(727,725)	157,246	96,246
Ending balance, June 30, 2012	31,080	$4,983	206,704	$124,022

The Company calculated the fair value of its warrant liability and compound embedded derivatives using the valuation methods and inputs described below.

Derivative Warrants
In applying current accounting standards to the warrants issued in the May 2011 Offering for a total of 153,882 shares (see Note 4) and the warrants issued in July 2011 for 250 shares in regards to a customer list acquisition, the Company determined that the warrants require classification as a liability due to the exercise price being subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise price. The Company recorded income resulting from the change in the fair value of the warrants during the three and six months ended June 30, 2012 in the amount of $623,028 and $727,725, respectively. The Company recorded income resulting from the change in the fair value of the warrants during the three and six months ended June 30, 2011 in the amount of $29,791.

In May and June 2012, pursuant to separate private transactions with nineteen warrant holders, the Company redeemed warrants to purchase an aggregate of 123,052 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemptions were treated as an exchange wherein the fair value of the newly issued common stock was recorded and the difference between that and the carrying value of the warrants received in the exchange is recorded in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $764,513 during the three and six months ended June 30, 2012.

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique on June 30, 2012 and 2011 are as follows:

Binomial Assumptions	June 30, 2012	June 30, 2011
Fair market value of asset (1)	$3.20	$13.20
Exercise price	$20.00	$20.00
Term (2)	3.9--4.1 Years	4.9 Years
Implied expected life (3)	3.9--4.1 Years	4.8 Years
Volatility range of inputs (4)	53.7%--88.3%	61.6%--95.0%
Equivalent volatility (3)	63.0%--65.5%	75.7%
Risk-free interest rate range of inputs (5)	0.09%--0.41%	0.10%--0.81%
Equivalent risk-free interest rate (3)	0.24%--0.27%	0.47%
(1)  The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 and its $75,000 convertible promissory note as modified on June 6, 2012 (see Note 2) required bifurcation and liability classification as derivative financial instruments as they were not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. The Company recorded expense resulting from the change in the fair value of the compound embedded derivative during the three and six months ended June 30, 2012 in the amount of $82,536 and $96,246, respectively.

The Monte Carlo Simulation (“MCS”) technique was used to calculate the fair value of the compound embedded derivative because it provides for the necessary assumptions and inputs. The MCS technique, which is an option-based model, is a generally accepted valuation technique for valuing embedded conversion features in hybrid convertible notes, because it is an open-ended valuation model that embodies all significant assumption types, and ranges of assumption inputs that the Company agrees would likely be considered in connection with the arms-length negotiation related to the transference of the instrument by market participants. In addition to the typical assumptions in a closed-end option model, such as volatility and a risk free rate, MCS incorporates assumptions for interest risk, credit risk and redemption behavior. In addition, MCS breaks down the time to expiration into potentially a large population of time intervals and steps. However, there may be other circumstances or considerations, other than those addressed herein, that relate to both internal and external factors that would be considered by market participants as it relates specifically to the Company and the subject financial instruments. The effects, if any, of these considerations cannot be reasonably measured, quantified or qualified.

The following table shows the summary calculations arriving at the compound embedded derivative values as of February 3, 2012 , June 6, 2012 and June 30, 2012. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	February 3, 2012	June 6, 2012	June 30, 2012
Notional amount	$505,785	$75,000	$595,308
Conversion price	21.60	2.88	2.88
Linked common shares (1)	23,416	26,042	206,704
MCS value per linked common share (2)	0.52	0.60	0.60
Total	$12,151	$15,625	$124,022

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the Over-The-Counter Listing. The number of linked shares will increase as the trading market price decreases and will decrease as the trading market price increases. The fluctuation in the number of linked common shares will have an effect on fair values in future periods.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

Significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of February 3, 2012, June 6, 2012 and June 30, 2012 are as follows:

	Inception Date	Inception Date
Monte Carlo Assumptions	February 3, 2012	June 6, 2012	June 30, 2012
Fair market value of asset (1)	$12.50	$3.20	$3.20
Conversion price	$21.60	$2.80	$2.80
Term (2)	.5 - 1 year	.60 year	.60 year
Implied expected life (3)	.743 year	.578 year	.578 year
Volatility range of inputs (4)	44.23%--70.30%	53.54%--68.00%	53.54%--68.00%
Equivalent volatility (3)	0.6	0.6	59.2%
Risk adjusted interest rate range of inputs (5)	10.00%--30.95%	7.62%--12.33%	7.62%--12.33%
Equivalent risk-adjusted interest rate (3)	0.16	0.09	9.33%
Credit risk-adjusted interest rate (6)	0.13	0.16	15.74%

(1)  The fair market value of the asset was determined by management using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company has entered into the May 2011 Offering discussed in Note 8 and the issuance of warrants in the acquisition of intangible assets as discussed in Note 3 that gave rise to derivative warrants. These financial instruments are carried as derivative liabilities, at fair value, in our financial statements.

The following table summarizes the Company's derivative activity for the year ended December 31, 2011:

	Linked Common Shares	Warrant Liability Amount
Beginning balance, December 31, 2010	—	$—

Issuance of derivative warrants:
Financing arrangement in Note 8	153,882	1,083,210
Other transactions in Note 3	250	1,760
Change in fair value of warrant liability	—	(332,484)
Ending balance, December 31, 2011	154,132	$752,486

Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change.

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique are as follows:

	Inception Dates
	May 24 and 26, 2011	August 15, 2011	December 31, 2011
Fair market value of asset (1)	$13.20	$13.20	$12.50
Exercise price	$20.00	$20.00	$20.00
Term (2)	5.0 Years	5.0 Years	4.4--4.6 Years
Implied expected life derived from Binomial (3)	4.9 Years	4.9 Years	4.4--4.6 Years
Volatility range (4)	64.4%--95.8%	61.9%--94.7%	63.4%--92.2%
Equivalent volatility derived from Binomial (3)	76.9%	75.2%	74.2%
Risk-free rate range (5)	0.11%--1.81%	0.08%--0.99%	0.02%--0.83%
Equivalent risk-free rate derived from Binomial (3)	0.50%	0.33%	0.27%--0.31%

(1)  The fair market value of the asset was determined using the price paid by the Investors in the May 2011 Offering and a private offering in December 2011. See the paragraph below discussing how the fair market value of the asset varies in Binomial when the contract is subject to down-round financing protection.

(2)  The term is the contractual remaining term. For purposes of Binomial, the contractual remaining term is allocated to intervals within which exercise may or may not occur.

(3)  The implied expected life and equivalent amounts are derived from Binomial as the averages associated with all iterations that were performed.

(4)  The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used in Binomial represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

The warrants embody features that result in adjustment to the exercise price when the Company sells common stock or other common stock linked contracts below the $20 exercise price. Since anti-dilution risk is present when the trading market price is below or projected to be below the stated exercise price, a random walk Brownian motion technique was used to estimate the future market price and the probability that the stock price would be below the stated exercise price during the implied expected life of the warrant. These values were used to develop assumptions which were used as inputs in the Binomial model used to value the warrants. A stochastic process is a sequence of events or paths generated by probabilistic laws and Brownian motion is a continuous stochastic process that is widely used in financing for modeling random behavior that evolves over time. At each valuation date, the model is run using monthly steps based upon the following inputs: the current trading market price, the implied expected life of the warrants and the estimated volatility over the implied expected life. The simulation returns the mean stock price (New Price) and the probability of the stock price falling below the exercise price (SPP). These values are used as inputs into the Binomial, since it is assumed a market participant would consider changes in the Company’s market price when considering the value to assign to the anti-dilution protection.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS & CONTINGENCIES

Lease Commitments
Operating Leases
In July 2007, the Company entered into an agreement to renew its existing office lease and expand its rental premises to include adjoining space. During 2009, the lease was further amended resulting in a reduction in required lease payments for the remainder of the lease. The operating lease began in December 2007 and has an initial term of five years expiring in December 2012. Real estate and property taxes, insurance, utilities and maintenance expenses related to the buildings are obligations of the Company.

In July 2011, we entered into three separate agreements to rent satellite sales office space in New York City, Chicago, and Los Angeles through short-term rental agreements. The leases for New York City and Chicago have an initial term of one year expiring on July 31, 2012 and the lease for Los Angeles is on a month-to-month basis. The Company is obligated to pay applicable sales taxes and utilities along with the monthly rental payment.

Capital Leases
During 2010 and 2011, the Company entered into capital leases for equipment which expire in June 2012 and August 2014, respectively. The balance outstanding under the leases included in the current and long-term portion of notes payable on the accompanying balance sheet was $52,920 and $28,804 at December 31, 2011 and December 31, 2010, respectively. See Note 2 for more information on the Company's equipment under capital leases.

A summary of future minimum lease payments under the Company's non-cancelable leases as of December 31, 2011 is as follows:

Year ending December 31:	Capital Leases	Operating Leases
2012	$32,796	$272,000
2013	21,599
2014	10,799
Total minimum lease payments	65,194	$272,000
Less amount representing interest	(12,274)
Total principal lease payments	52,920
Less current maturities	(25,070)
Total long term obligations	$27,850

Total rent expense recorded in general and administrative expense in the accompanying statements of operations was approximately $287,000 and $210,000 for the years ended December 31, 2011 and 2010, respectively.

Retirement Plans
In December 2007, the Company introduced a 401(k) plan that covered all eligible employees. The Company matches participant contributions in an amount equal to 50% of each participant's contribution up to 8% of the participant's salary. The participants become vested in 20% annual increments after 2 years of service. During the years ended December 31, 2011 and 2010, the Company incurred $31,429 and $33,448, respectively, in expense for matching employer contributions.

Litigation
From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. Litigation is, however, subject to inherent uncertainties, and an adverse result in these or other matters may harm the Company's business. The Company is currently not aware of any such legal proceedings or claims that it believes would or could have, individually or in the aggregate, a material adverse effect on its operations or financial position.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
STOCKHOLDERS' DEFICIT

Stock Financing Transactions and Registration Rights
On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) approximately 758 shares of the Company’s common stock or (ii) one share of the Company’s Series A convertible preferred stock, par value $.0001 per share, which is convertible into approximately 758 shares of common stock, plus a fully exercisable, five-year warrant to purchase approximately 455 shares of common stock for $9,091 or $20 per linked share of common stock (the “Warrants”).

As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 78,030 shares of common stock, (ii) 230 shares of Series A preferred stock, which are linked by conversion to 174,243 shares of common stock, and (iii) 333 warrant contracts that are linked by exercise to an aggregate of 151,382 shares of common stock.

In connection with the May 2011 Offering, the Company incurred expenses of $286,593 for placement agent, legal and other fees. Accordingly, net cash proceeds from the May 2011 Offering amounted to $3,043,407. Additionally, the Company issued warrants to the placement agent to purchase 100,000 shares of common stock, which had a fair value of $17,600, with the same terms and conditions as the Warrants issued to the investors in the May 2011 Offering.

In May and June 2012, in accordance with the terms of the May 2011 Offering financing documents, investors converted 225 shares of the Series A preferred stock into 170,455 shares of common stock. As of June 30, 2012, only 5 shares of the Series A preferred stock remained outstanding.

On May 8 and 15, 2012, the Company sold a total of 274,224 shares of its common stock at a purchase price of $5.00 per share, receiving gross proceeds of $1,371,120, in a private placement to accredited investors, pursuant to the terms of a Common Stock Purchase Agreement. Pursuant to the terms of a Registration Rights Agreement, the Company timely filed a registration statement with the SEC for purposes of registering the resale of the shares of common stock sold in the private placement on June 6, 2012. In the event the registration statement is not declared effective within 105 days following the final closing (or 135 days if the registration statement is reviewed by the SEC), the Company will pay the investors 0.5% of the subscription amount of their shares for every 30-day period that the registration statement is not declared effective, subject to the ability of the investors to sell their shares pursuant to Rule 144. The liquidated damages can be paid in cash or in additional shares of the Company's common stock, at the Company's option.

In May and June 2012, pursuant to separate private transactions, nineteen warrant holders exchanged their warrants to purchase an aggregate of 123,052 shares of common stock for the same number of shares without the Company receiving any further cash consideration. These transactions were effected in order to reduce the substantial overhang represented by the warrants issued in the May 2011 reverse merger and private placement. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $764,513 during the three and six months ended June 30, 2012 (see Note 3).

Stock Options
In February 2007, the board of directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan allowed the Company to provide options as an incentive for employees and consultants.  On May 11, 2011, the 2007 Plan was amended to increase the number available for issuance under the 2007 Plan from 2,313,317 to 4,889,829 shares of Series A common stock. In connection with a share exchange on May 12, 2011, all of the outstanding stock options to purchase 3,712,365 shares of Series A common stock under the 2007 Plan were canceled, effectively terminating the 2007 Plan. The Company simultaneously issued new stock options for 92,823 shares of common stock to the same employees under a new 2011 Equity Incentive Plan of IZEA, Inc. adopted on May 12, 2011 (the “May 2011 Plan”). The Company has an aggregate of 177,500 shares of common stock reserved for issuance under the May 2011 Plan. The cancellation and replacement of the stock options under the 2007 Plan were accounted for as a modification of the terms of the canceled awards. There was a minimal incremental difference required to be recorded on 2,743 shares where the fair value of the replacement options exceeded the fair value of the canceled options at the date of cancellation and replacement. On May 25, 2012, upon consent from holders of a majority of the Company's outstanding voting capital stock, the Company increased the number of common shares available thereunder for issuance from 177,500 to 613,715 shares. As of June 30, 2012, 362,370 option shares have been granted and are outstanding and 1,230 have been exercised, leaving an aggregate of 250,115 shares of common stock available for future grants under the May 2011 Plan.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of June 30, 2012, 12,500 option shares have been granted and are outstanding under the August 2011 Plan, leaving 75,000 shares of common stock available for for future grants under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan, the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option will be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the May and August 2011 Plans shall vest over the requisite service period as follows: one-fourth of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the remaining three-year period. The term of the options is up to 10 years.

A summary of option activity under the May and August 2011 Plans for the year ended December 31, 2011 and the six months ended June 30, 2012 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	—	$—
Granted	119,707	17.09
Exercised	(683)	2.00
Forfeited	(4,579)	6.18
Outstanding at December 31, 2011	114,445	$17.61	4.4
Granted	350,418	6.03
Exercised	(551)	2.00
Forfeited	(89,442)	19.73
Outstanding at June 30, 2012	374,870	$6.40	4.8

Exercisable at June 30, 2012	74,984	$5.59	4.6

During the six months ended June 30, 2011, there were no options exercised. During the six months ended June 30, 2012, there were options exercised into 551 shares of the Company's common stock for cash proceeds of $1,099. The intrinsic value of the options exercised during the six months ended June 30, 2012 was $5,769. There is no aggregate intrinsic value on the exercisable, outstanding options as of June 30, 2012 since the weighted average exercise price exceeded the fair value on such date. During the six months ended June 30, 2012, the Company modified one employee option agreement whereby it accelerated the vesting on all the remaining 2,329 unvested shares to current day and it extended the exercise period post termination from 90 days to 180 days. The modification resulted in an incremental difference of $11,744 that was recorded and included in stock-based compensation expense during the six months ended June 30, 2012.

The following table contains summarized information related to nonvested stock options during the year ended December 31, 2011 and the six months ended June 30, 2012 under the May and August 2011 Plans:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2010	—	$—
Granted	119,707	2.13
Vested	(57,969)	1.52
Forfeited	(4,222)	2.27
Nonvested at December 31, 2011	57,516	2.73	2.5
Granted	350,418	0.03
Vested	(70,712)	0.41
Forfeited	(37,336)	2.66
Nonvested at June 30, 2012	299,886	$0.13	3.6

Total stock-based compensation expense recognized on awards outstanding during the three and six months ended June 30, 2012 was $84,574 and $118,984, respectively. Total stock-based compensation expense recognized on awards outstanding during the three and six months ended June 30, 2011 was $16,000. Future compensation related to nonvested awards expected to vest of $334,802 is estimated to be recognized over the remaining individual vesting periods of up to five years.

Restricted Stock Issued for Services
In May 2012, the Company entered into four agreements for celebrity endorsements of the Company's products and services whereby the Company paid cash of $100,000 and issued a total of 75,521 shares of restricted common stock. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months during the term of the agreements.

On June 12, 2012, the Company issued 1,200 shares of restricted common stock to its investors' counsel in order to pay for legal services totaling $6,000 related to the issuance of the $75,000 convertible promissory note.

The following tables contain summarized information about nonvested restricted stock outstanding at June 30, 2012:

Restricted Stock	Common Shares
Nonvested at December 31, 2011	—
Granted	76,721
Vested	(23,960)
Forfeited	—
Nonvested at June 30, 2012	52,761

Total stock-based compensation expense recognized for restricted awards issued for services during the three and six months ended June 30, 2012 was $231,473 of which $225,473 is included in sales and marketing expense on the consolidated statements of operations and $6,000 is included in deferred finance costs on the consolidated balance sheet. Future compensation related to nonvested restricted awards expected to vest and amortization of deferred finance costs of $164,995 is estimated to be recognized over the remaining individual vesting periods of up to eleven months.

STOCKHOLDERS' EQUITY

Pre-Exchange Transactions by IZEA
On September 21, 2006, IZEA issued 762,907 shares of Series A Preferred Stock with a par value of $0.0001 for $3,000,000 less issuance costs of $23,000. Series A Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.0236 per share subject to adjustment in accordance with certain anti-dilution provisions. Such dividends accrued from day to day whether or not they have been declared or whether or not there were funds legally available to the Company for payment. At December 31, 2010, dividends of $770,498 had accrued but had not been declared; therefore, no provision for the Series A Preferred Stock dividends was included in these financial statements.

During 2007, IZEA issued a total of 778,307 shares of Series B Preferred Stock with a par value of $0.0001 for $7,025,000, less issuance costs of $72,612. On May 10, 2010, IZEA renamed its Series B Preferred Stock to Series A-1 Preferred Stock and created a new Series A-2 Preferred Stock. All rights and preferences under the renamed Series A-1 Preferred Stock remained the same.  Series A-1 Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.05415 per share subject to adjustment in accordance with certain anti-dilution provisions.  Such dividends accrued whether or not they have been declared or whether or not there were funds legally available to IZEA, Inc. for payment.  At December 31, 2010, dividends of $1,519,493 had accrued but had not been declared; therefore, no provision for Series A-1 Preferred Stock dividends was included in these financial statements.

On May 10, 2010, the Company’s board of directors declared a one-for-ten (1:10) reverse stock split and increased the number of authorized shares on the shares of the Company’s Series A and B common stock and all series of preferred stock. The Company also renamed the Series B Preferred Stock to Series A-1 Preferred Stock and created a new Series A-2 Preferred Stock.  All share information regarding common or preferred stock issuances prior to May 10, 2010 herein has been restated to reflect the effect of the 1:10 reverse stock split.

On May 10, 2010, IZEA issued a total of 7,537,771 shares of Series A-2 Preferred Stock with a par value of $0.0001 for consideration of $2,713,600 less issuance costs of $54,046. Series A-2 Preferred stockholders were entitled to a preferential dividend, which accrued and accumulated on such shares on an annual basis at a rate of $.80 subject to adjustment in accordance with certain anti-dilution provisions on such shares of Series A-2 Preferred Stock. Such dividends accrued whether or not they have been declared or whether or not there were funds legally available to IZEA for payment.  At December 31, 2010, dividends of $9,807,467 had accrued but had not been declared; therefore, no provision for the Series A-2 Preferred stock dividends was included in these financial statements.

On September 23, 2009, February 25, 2010 and April 16, 2010, the Company issued unsecured convertible promissory notes (“Convertible Notes”) with the Company’s current preferred stockholders to fund operations until alternative financing could be closed.  Proceeds under the Convertible Notes totaled $798,561, $300,000 and $300,000, respectively, for a total of $1,398,561. The Convertible Notes were senior to all obligations other than the debt owed to Silicon Valley Bank, and accrued interest at the rate of 8% per annum.  The principal and accrued interest were to automatically convert upon closing of an additional round of funding into shares of Series A-2 preferred stock, with the number of shares equal to the amount being converted divided by 85% of the price per share of the additional funding round. In May 2010, all of the holders of the Convertible Notes automatically converted their $1,444,800 notes payable (including accrued interest) into 4,721,563 shares of the Company’s Series A-2 Preferred Stock in connection with the sale of Series A-2 Preferred Stock.

In 2011 and 2010, pursuant to stock option exercises, IZEA issued 13,497 and 834 shares of its Series A common stock for cash proceeds of $404 and $918, respectively.

Management Acquisition of Preferred Stock
On May 6, 2011, all of the Series A preferred stockholders and certain of the Series A-1 and A-2 preferred stockholders transferred their shares, along with all their rights and preferences, to IZEA's CEO and CFO for an aggregate price of $2. The total shares purchased by management of IZEA were 762,907 Series A Preferred Shares, 766,047 Series A-1 Preferred Shares and 12,217,669 Series A-2 Preferred Shares.

Share Exchange and Cancellation
Pursuant to the Share Exchange Agreement on May 12, 2011 (the "Exchange") between the Company and the shareholders of IZEA, all of the issued and outstanding capital stock of IZEA was transferred to the Company in exchange for 562,500 shares (approximately 64.29%) of the Company's common stock. Additionally, immediately prior to the exchange, IZEA had outstanding options to purchase an aggregate of 3,712,365 shares of Series A common stock and outstanding warrants to purchase 3,324 shares of Series A common stock. Upon closing of the Exchange, the Company assumed the outstanding options of IZEA and authorized the issuance of 92,823 replacement options to these option-holders pursuant to the Company's 2011 Equity Incentive Plan. Furthermore, upon closing of the Exchange, the Company assumed the outstanding warrants of IZEA and authorized the issuance of replacement warrants to purchase 84 shares of its common stock to the former warrant-holder.

Immediately following the closing of the Exchange, under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred all of its pre-exchange assets and liabilities to a wholly-owned subsidiary, RTL Holdings, Inc. and thereafter, pursuant to a stock purchase agreement, transferred all of the outstanding capital stock of RTL Holdings, Inc. to Anthony Barron, the Company's former officer and director, in exchange for the cancellation the Company's common stock he owned. Immediately after the exchange and cancellation, the Company had 312,500 shares of common stock outstanding plus the 562,500 shares issued to the IZEA shareholders for a total of 875,000 shares of common stock issued and outstanding as of May 12, 2011. The 312,500 shares constitute the Company's “public float” and are the Company's only shares of registered common stock that are available for resale without further registration.

Authorization of Convertible Preferred Stock
In May 2011, the Board of Directors designated 240 shares of its Preferred Stock as Series A Preferred Stock.  Each share of Series A Preferred Stock is convertible into 758 shares of common stock at the option of the preferred holder and does not have a redemption feature.

IZEA, Inc. Stock Offering
On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) 758 shares of the Company’s common stock or (ii) one share of the Company’s Series A Preferred Stock, par value $.0001 per share, which is convertible into 758 shares of common stock, plus a fully exercisable, five-year warrant to purchase 455 shares of common stock for $9,091 or $20 per linked share of common stock (the “Warrants”).   As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 78,030 shares of common stock, (ii) 230 shares of Series A Preferred Stock, which are linked by conversion to 174,243 shares of common stock, and (iii) 333 Warrant Contracts that are linked by exercise to an aggregate of 151,382 shares of common stock. See Note 8 for further details on the May 2011 Offering.

Stock Issued for Services
On May 24, 2011, the Company entered into an investor relations agreement, as amended, with a consulting company to provide investor relations services, including an investor marketing campaign, during 2011. In accordance with the agreement, the Company paid $1,190,000 in cash with proceeds from the May 2011 Offering and issued 12,500 shares of common stock valued at $165,000 based on $13.20 per common share in August 2011.  The Company subsequently received a refund of $175,000 so that the net expense for these services recorded in general and administrative expense in the accompanying statements of operations in 2011 was $1,180,000.

Stock Option Exercises
From May 12, 2011 through December 31, 2011, the Company issued 683 shares of common stock upon receipt of $1,362 in cash proceeds related to the exercise of stock options at an average exercise price of $2.00 per share. See Note 9 for more information concerning the Company's stock options.

Financing Arrangement	12 Months Ended
Dec. 31, 2011
Securities Financing Transactions [Abstract]
Financing Arrangement
FINANCING ARRANGEMENT

On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) 758 shares of the Company’s common stock or (ii) one share of the Company’s Series A Preferred Stock, par value $.0001 per share, which is convertible into 758 shares of common stock, plus a fully exercisable, five-year warrant to purchase 455 shares of common stock for $9,091 or $20 per linked share of common stock (the “Warrants”). Of the gross proceeds received, (i) $500,000 was received on May 11, 2011 under a promissory note that was contractually exchanged into 50 Units under the May 2011 Offering (see Note 4), and (ii) $50,000 was received for the purchase of 5 Units from the Company’s Chief Executive Officer.

As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 78,030 shares of common stock, (ii) 230 shares of Series A Preferred Stock, which are linked by conversion to 174,243 shares of common stock, and (iii) 333 Warrant Contracts that are linked by exercise to an aggregate of 151,382 shares of common stock.

 In connection with the May 2011 Offering, the Company incurred expenses of $286,593 for placement agent, legal and other fees. Accordingly, net cash proceeds from the May 2011 Offering amounted to $3,043,407. Additionally, the Company issued warrants to the placement agent to purchase 2,500 shares of common stock, which had a fair value of $17,600, with the same terms and conditions as the Warrants issued to the investors in the May 2011 Offering.

The Company entered into registration rights agreements, as amended (the “Registration Rights Agreement”) with the Investors in the May 2011 Offering, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering the shares of common stock issuable upon conversion of Series A Preferred Stock and the shares of common stock underlying the Warrants within 12 months after the final closing date of the May 2011 Offering (i.e. August 15, 2012) (the “Filing Date”). The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 15 months after the final closing date of the May 2011 Offering (i.e. November 15, 2012) (the “Effectiveness Deadline”) and to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144 without restriction or limitation.  Pursuant to the Registration Rights Agreement, the Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the required Filing Date that the registration statement has not been filed and (ii) following the required Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC and provided further that the Company will not be obligated to pay liquidated damages at any time following the one year anniversary of the Final Closing Date (as defined in the Registration Rights Agreements) of the May 2011 Offering.

In applying current accounting standards to the financial instruments issued in the May 2011 Offering, the Company first considered the classification of the Series A Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants (including the warrants issued to the placement agent) under ASC 815 Derivatives and Hedging. The Series A Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series A Preferred Stock is convertible into a fixed number of shares of common stock with adjustments to the conversion price solely associated with equity restructuring events such as stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of common stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series A Preferred Stock, it is classified as a component of stockholders’ equity. The Warrants and the placement agent warrants were also evaluated for purposes of classification. These financial instruments embody two features that are not consistent with the concept of stockholders’ equity. First, the exercise price of $20 is subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. This particular provision is in place for the first two years of the contractual term of five years. Second, the financial instruments extend a fair-value (defined as Black-Scholes) cash redemption right to the Investors in the event of certain fundamental transactions, certain of which are not within the control of the Company. This particular provision is a written put and current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, the Warrants and the placement agent warrant require liability classification as derivative warrants. Derivative warrants are carried both initially and subsequently at fair value with changes in fair value reflected in income (see Note 5).

The Company also considered classification-related accounting rules related to the possibility that the conversion option embedded in the Series A Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series A Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series A Preferred Stock is a contract that affords solely equity risks. Accordingly, the embedded conversion option is, in fact, clearly and closely related to the host contract and bifurcation is not required.

Another distinction that the Company made in accounting for the May 2011 Offering was to separate the Units sold to the Company’s Chief Executive Officer from the financing for purposes of determining whether the arrangement constituted any form of compensation. As mentioned in the introductory paragraph above, 5 Units were sold to the Company’s Chief Executive Officer for $50,000. Generally, under ASC 718 Compensation – Stock Compensation, the amount that the fair value of financial instruments issued to an employee in excess of amounts contributed by the employee gives rise to compensation expense for accounting purposes. As illustrated in the table below, compensation expense of $16,000 arose from this element of the May 2011 Offering.

The following table summarizes the components of the May 2011 Offering, their fair values (which is subsequently discussed) and the allocation that was given effect in the Company's financial statements:

	Financing	Compensation	Direct Expenses	Total
Common stock and common stock equivalents:
Common stock	78,030	—	—	78,030
Common shares that are linked to other contracts:
Series A Preferred Stock	170,455	3,788	—	174,243
Warrants	149,109	2,273	2,500	153,882
	397,594	6,061	2,500	406,155
Fair value of the financial Instruments:
Common stock (1)	$1,030,000	$—	$—	$1,030,000
Series A Preferred Stock (2)	2,250,000	50,000	—	2,300,000
Warrants (3)	1,049,610	16,000	17,600	1,083,210
	$4,329,610	$66,000	$17,600	$4,413,210
Allocation of the transaction basis for accounting:
Common stock	$(700,397)	$—	$94,090	$(606,307)
Series A Preferred Stock	(825,567)	(34,421)	210,103	(649,885)
Derivative warrants	(1,049,610)	(16,000)	(17,600)	(1,083,210)
Paid-in capital (BCF)(4)	(704,426)	(15,579)		(720,005)
Compensation expense	—	16,000	—	16,000
	$(3,280,000)	$(50,000)	$286,593	$(3,043,407)

Cash consideration (expense)	$2,780,000	$50,000	$(286,593)	$2,543,407
Advances on exchange	500,000	—		500,000
	$3,280,000	$50,000	$(286,593)	$3,043,407

(1)  The fair value of the Company's common stock was established based upon the price paid by the Investors in the May 2011 Offering.

(2)  The fair value of the Company's Series A Preferred Stock was established based upon its Common Stock Equivalent Value (“CSE”). All other features included in the Company's Series A Preferred Stock, such as the liquidation preference did not give rise to significant incremental value above the CSE Value. The Series A Preferred Stock does provide for dividends or redemptions in cash.

(3)  The derivative warrants were valued using the Binomial Lattice Valuation Technique and gives effect to the incremental value associated with down-round financing anti-dilution protection features. See Note 5 for more information on the Company's derivative warrants and valuation methodologies.

(4)  A Beneficial Conversion Feature (“BCF”) arises when convertible securities, such as the Series A Preferred Stock, have effective conversion prices that are lower than the fair value of the common stock into which they are convertible. Effective conversion prices are calculated as the allocable proceeds (or basis) over the number of linked common shares.

The basis in the transactions outlined above, which represent the cash received from the Investors and the fair value of the financial instruments that were subject to compensation consideration, were allocated to the financial instruments following current accounting standards. The basis of the financing was allocated first to derivative financial instruments because those financial instruments are required under ASC 815 to be carried both initially and subsequently at their fair values. To the extent that the fair value of the derivatives exceeded the basis, the Company is required to record a charge to income for the difference. The financial instruments issued under the arrangement that required compensation consideration were recorded at their fair values and the difference between those amounts and the consideration received by the Company was recorded as stock-based compensation expense. The direct expenses are represented by a combination of the cash that the Company paid plus the fair value of the warrants that were issued.

Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK OPTIONS

In February 2007, the board of directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan allowed the Company to provide options as an incentive for employees and consultants.  On May 11, 2011, the 2007 Plan was amended to increase the number available for issuance under the 2007 Plan from 2,313,317 to 4,889,829 shares of Series A common stock. In connection with the share exchange on May 12, 2011, all of the outstanding stock options to purchase 3,712,365 shares of Series A common stock under the 2007 Plan were canceled, effectively terminating the 2007 Plan. The Company simultaneously issued new stock options for 92,823 shares of common stock to the same employees under a new 2011 Equity Incentive Plan of IZEA, Inc. adopted on May 12, 2011 (the “May 2011 Plan”). The Company has an aggregate of 177,500 shares of common stock reserved for issuance under the May 2011 Plan. The cancellation and replacement of the stock options under the 2007 Plan were accounted for as a modification of the terms of the canceled awards. There was a minimal incremental difference required to be recorded on 2,743 shares where the fair value of the replacement options exceeded the fair value of the canceled options at the date of cancellation and replacement.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of December 31, 2011, no grants have been made under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan, the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option will be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the May and August 2011 Plans shall vest over the requisite service period as follows: one-fourth of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the remaining three-year period. The term of the options is up to 10 years.

A summary of option activity under the 2007 Plan for Series A common stock from January 1, 2010 through May 12, 2011, the date the 2007 Plan was canceled, is presented below:

2007 Plan
Options	Series A Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2009	83,320	$1.11	2.80
Granted	1,800	1.10
Exercised	(834)	1.11
Forfeited	(14,316)	1.10
Outstanding at December 31, 2010	69,970	$1.08	2.00
Granted	3,788,620	0.03
Exercised	(13,497)	0.03
Forfeited	(132,728)	0.03
Canceled	(3,712,365)	0.05
Outstanding at May 12, 2011 (date Plan was canceled)	—	$—	—

During the years ended December 31, 2011 and 2010, there were options exercised into 13,497 and 834 shares of the Company's Series A common stock for cash proceeds of $404 and $918, respectively. There was no intrinsic value on the options exercised during the years ended December 31, 2011 and 2010.

A summary of option activity under the May 2011 Plan for common stock as of December 31, 2011 and for the year then ended is presented below:

May 2011 Plan
Options	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	—	$—	—
Granted	119,707	17.09	—
Exercised	(683)	2.00	—
Forfeited	(4,579)	6.18	—
Outstanding at December 31, 2011	114,445	$17.61	4.4
Exercisable at December 31, 2011	56,929	$16.02	4.4
During the year ended December 31, 2011, there were options exercised into 683 shares of the Company's common stock for cash proceeds of $1,362. The intrinsic value of the options exercised during the year ended December 31, 2011was $7,568. There is no aggregate intrinsic value on the exercisable, outstanding options as of December 31, 2011 since the weighted average exercise price exceeded the fair value on such date.

The following table contains summarized information about nonvested options outstanding for Series A common stock at December 31, 2011 under the 2007 Plan:

2007 Plan
	Series A Common Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	38,402	$0.60
Granted	1,800	$0.58
Vested	(9,035)	$0.60
Forfeited	(14,316)	$0.60
Nonvested at December 31, 2010	16,851	$0.60
Granted	3,788,620	0.02
Vested	(1,895,797)	0.01
Forfeited	(50,803)	0.03
Canceled	(1,858,871)	0.02
Nonvested at May 12, 2011 (date plan was canceled)	—	$—

The following table contains summarized information about nonvested options outstanding for common stock at December 31, 2011 under the May 2011 Plan:

May 2011 Plan
	Common Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Granted	119,707	2.13
Vested	(57,969)	1.52
Forfeited	(4,222)	2.27
Nonvested at December 31, 2011	57,516	$2.73
Stock-based compensation expense recognized on awards outstanding during the years ended December 31, 2011 and 2010 was $59,950 and $7,700. Future compensation related to nonvested awards expected to vest of $70,059 is expected to be recognized over the remaining individual vesting periods for up to five years.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

During 2006, IZEA entered into a General Services Agreement (“GSA”) with an entity owning 100% of IZEA’s Series B common stock. The GSA consisted of the purchase of certain marketing deliverables and equipment, as well as marketing consulting services. Cash paid to this related party during the years ended December 31, 2011 and 2010 was approximately $50,837 and $33,000 respectively. Expenses associated with the GSA were approximately and $57,313 and $36,000 for the years ended December 31, 2011 and 2010, respectively, and are included in sales and marketing expenses in the accompanying statements of operations. The contract is on a month-to-month basis until terminated by either party.

The amount due to this related party was $8,921 and $2,445 at December 31, 2011 and 2010, respectively.

As part of the Company’s May 2011 Offering, as more fully discussed in Note 8, the Company sold an aggregate of $50,000 worth of Units which were sold to the Company’s Chief Executive Officer and an entity under the control of the Chief Executive Officer.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES

The components of the Company’s net deferred income taxes are as follows (rounded):

	Years Ended December 31,
	2011	2010
Deferred tax assets:
Net operating loss carry forwards	$6,836,000	$5,233,000
Accrued expenses	37,000	—
Depreciation and amortization	(2,000)	63,000
Other	13,000	5,000
Gross deferred income tax assets	6,884,000	5,301,000
Valuation allowance	(6,884,000)	(5,301,000)
Total deferred income tax assets	$—	$—

The following summary reconciles differences from taxes at the federal statutory rate with the effective rate:

	Years Ended December 31,
	2011	2010
Federal income tax at statutory rates	(34.0)%	(34.0)%
Change in deferred tax asset valuation allowance	39.8%	37.8%
Deferred state taxes	(3.8)%	(3.7)%
Non-deductible expenses:
Meals & entertainment	0.1%	0.2%
Other	(2.1)%	(0.3)%
Income taxes (benefit) at effective rates	—%	—%

The Company has incurred net losses since inception. At December 31, 2011, the Company had approximately $18,167,000 in net operating loss carryforwards for U.S. federal and state income tax purposes that expire in various amounts between the years of 2026 and 2031. The change in valuation allowance for the years ended December 31, 2011 and 2010 was an increase of $1,583,000 and $815,000, respectively, resulting primarily from net operating losses generated during the periods.

Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
LOSS PER COMMON SHARE

Net losses were reported during the three and six months ended June 30, 2012 and 2011.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock options	374,870	98,434	374,870	98,434
Warrants	31,164	151,693	31,164	151,693
Potential conversion of Series A convertible preferred stock	3,788	174,243	3,788	174,243
Potential conversion of promissory note payable	5,425	—	5,425	—
Total excluded shares	415,247	424,370	415,247	424,370

LOSS PER COMMON SHARE

Net losses were reported during the years ended December 31, 2011 and 2010.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Years Ended December 31,
	2011	2010
Stock options	114,445	69,970
Warrants	154,216	3,324
Potential conversion of Series A convertible preferred stock	174,243	—
Total excluded shares	442,904	73,294

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

No material events have occurred since June 30, 2012 that require recognition or disclosure in the financial statements, except as follows:

In July 2012, the Company entered into three agreements to issue a total of 60,000 shares of restricted common stock for celebrity endorsements of its products and services. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months.

On July 2, 2012, the Company issued 71,221 shares of common stock to its former legal counsel in order to pay for general legal services totaling $356,103.

On July 31, 2012, Daniel R. Rua was elected to the Company's Board of Directors. On August 7, 2012, Brian W. Brady was elected to the Company's Board of Directors. In consideration of their services as directors, the Company agreed to grant to each director stock options to purchase 12,500 shares of its common stock under its 2011 B Equity Incentive Plan. Each option had an exercise price based on the fair market value of the Company's common stock on the date of grant, vests 12 months after the date of grant and expires five years after the date of grant. The Company agreed to reimburse Mr. Rua and Mr. Brady for all reasonable expenses in attending board and board committee meetings. They will also be entitled to receive the same number of stock options, with an exercise price at then prevailing market prices, for each year they serve as a director.

On August 1, 2012, Edward H. (Ted) Murphy, the Company's President and Chief Executive Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by disinterested members of the Company's board of directors. Mr. Murphy paid a total purchase price of $19,200 or $2.40 per common share, the market price on August 1, 2012.

On August 6, 2012, Ryan S. Schram, the Company's Chief Marketing Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by the Company's board of directors. Mr. Schram paid a total purchase price of $19,200 or $2.40 per common share.

On August 6, 2012, Brian W. Brady, a director of the Company, made a private investment of $100,000 for the purchase of 41,667 shares of the Company's common stock at $2.40 per share. In accordance with the terms of the stock subscription agreement, if the Company's proposed public offering is priced and sold below $2.40 per share within 120 days following the closing of the investment, the Company will issue additional shares to him, effectively adjusting the purchase price per share to 10% below the public offering price, with a floor of $.50 per share. Mr. Brady also received 35,000 shares of the Company's restricted common stock and may receive a $10,000 cash finance fee upon a closing of any equity offering or debt financing by us with net proceeds exceeding $2.0 million.

The Company will use the proceeds from the above stock issuances for general working capital purposes. The purchases made by the individuals were for their own investment purposes and effected in accordance with the Company's policies regarding stock transactions by affiliates.

SUBSEQUENT EVENTS

No material events have occurred since December 31, 2011 that require recognition or disclosure in the financial statements, except as follows:

Debt Issuance
On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 (the “Note”) to two of its existing shareholders for a purchase price of $500,000. Unless earlier converted, exchanged or prepaid, the Note matures on August 2, 2012, subject to extension until February 2, 2013 upon the occurrence of certain circumstances. The Note may be prepaid by the Company at any time and must be prepaid by the Company if it receives at least $1,500,000 in net proceeds from the sale of certain of its securities. The obligations under the Note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the Note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. If the Note is not fully paid by maturity and the term of the Note has been extended until February 2, 2013, then the holders may convert the outstanding principal amount of the Note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the Note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. the Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the Note. Until such time that the Note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock was decreased from 500,000,000 shares to 12,500,000 shares. All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after the share exchange on May 12, 2011 (see Note 7) reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.